Other non-current liabilities	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Other non-current liabilities
Other non-current liabilities

(In millions of U.S. dollars)	December 31, 2013	December 31, 2012

Deferred revenue	33.6	40.4
Derivative financial instruments(1)	2.3	—
Total non-current liabilities	35.9	40.4

(1)	Derivative financial instruments consist of unrealized losses on interest rate swaps. Additional disclosure has been provided in Note25.